UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016.

Date of Report (Date of earliest event reported):  February 8, 2017

Commission File Number of securitizer:  025-01359

Central Index Key Number of securitizer:  0001576832

Thomas A. Kendall, (203) 905-0950

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

☐   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:  ___________

Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Midland Loan Services, a Division of PNC Bank, National Association ("Special Servicer"), as special servicer for Wilmington Trust, National Association ("Trustee"), as trustee for the registered holders of the JPMBB Commercial Mortgage Securities Trust, 2014-C21, Commercial Mortgage Pass-Through Certificates, Series 2014-C21, sent a letter (the "Letter") dated November 20, 2015 to, among other parties, MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five"), asserting a breach of the securitization representation(s) with respect to the mortgage loan known as the Lockport Loan (the "Lockport Loan") made by MC-Five due to the failure by Lockport Professional Park Realty LLC to establish a lockbox account on or before June 30, 2014 in accordance with that certain letter agreement dated June 12, 2014.  The Special Servicer requested that the breach be cured within 90 days of the Letter. MC-Five has not admitted an actual representation breach. On February 16, 2016, MC-Five requested a 90 day extension to allow the parties to continue working towards a satisfactory resolution for all parties.

On November 20, 2016, the Trustee served a repurchase demand on MC-Five relating to the Lockport Loan.  MC-Five disputed that there was any obligation to repurchase the Lockport Loan.  On July 6, 2016, the Trustee filed a complaint in the Supreme Court of the State of New York, County of New York, seeking to compel MC-Five to repurchase the Lockport Loan.  MC-Five has answered the complaint and maintains its position that there is no obligation to repurchase the Lockport Loan.  Discovery is just starting in this action.

See the attached Exhibit 99.1, which is a table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 8, 2017	MC-FIVE MILE COMMERCIAL MORTGAGE SECURITIES FINANCE LLC (Securitizer) By: /s/ Thomas A. Kendall Name: Thomas A. Kendall Title: Managing Director

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Table of assets that were subject to demand